Related Party Transactions (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Sang Heng [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments						$ 142,000
Sang Heng [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments						103,000
Sang Lung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		$ 142,000
Sang Lung [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		103,000
Bao Li and King's Gaming [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		97,000
Bao Li and King's Gaming [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		$ 65,000
Pak Si [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 1,082,333	$ 1,199,103	$ 2,162,802	2,398,793
Due to Related Parties			360,848		360,848		$ 399,959
Entertainment Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 139,000	$ 90,000	$ 255,000	$ 226,000
Oriental VIP Room [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	$ 65,000
Oriental VIP Room [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	$ 52,000